Cover	Apr. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Entity File Number	001-40948
Entity Registrant Name	Global Technology Acquisition Corp. I
Entity Central Index Key	0001848821
Entity Tax Identification Number	66-0969672
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	CO Services Cayman Limited
Entity Address, Address Line Two	P.O. Box 10008
Entity Address, Address Line Three	Willow House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
City Area Code	(917)
Local Phone Number	338-7786
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GTACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	GTAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GTACW
Security Exchange Name	NASDAQ